SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Schedule of aggregate number of shares

Maximum
aggregate
number of
shares
2006 Plan	97,430,220
2008 Plan	30,529,630
2009 Plan	40,000,000
2011 Plan	110,014,158
2016 Plan	53,596,236
2018 Plan	107,100,000

Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used

	Years ended December 31, 2020
	Chime	Trucker Path

Risk-free interest rate (1)	0.73%	0.64%
Volatility(2)	57%	49%
Expected term (in years) (3)	10	10
Exercise price(4)	$0.03	$0.02
Dividend yield(5)	—	—
Fair value of underlying ordinary share(6)	$0.02	$0.01

(1)         Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)          Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)         Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics.

(4)          Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)          Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(6)          Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third - party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third - party appraiser.

Summary of information with respect to share options outstanding

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.01	138,724,521	3.42	$0.06	$13,137	130,442,760	3.31	$0.01	$12,353
	138,724,521			$13,137	130,442,760			$12,353

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$ 0.03	4,701,097	9.51	$0.03	$22,384	3,599,903	9.51	$0.03	$17,141

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.02	3,588,181	9.51	$0.02	$17,117	3,217,819	9.51	$0.02	$15,350

Summary of the activity of the stock options granted

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2019	138,953,386	$0.06	$0.64

Exercised	(77,535)	$0.01	$0.51
Forfeited	(151,330)	$0.01	$0.84

Balance, December 31, 2020	138,724,521	$0.01	$0.64

Exercisable, December 31, 2020	130,442,760	$0.01

Expected to vest, December 31, 2020	8,282,496	$0.01

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2019	—	$—	$—
Granted	8,346,000	$0.03	$0.02
Forfeited	(45,000)	$0.03	$0.02
Vested	(3,599,903)	0.03	0.02
Balance, December 31, 2020	4,701,097	$0.03	$0.02
Exercisable, December 31, 2020	3,599,903	$0.03
Expected to vest, December 31, 2020	4,701,097	$0.03

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2019	—	$—	$—
Granted	6,871,000	$0.02	$0.01
Forfeited	(65,000)	$0.02	$0.01
Vested	(3,217,819)	$0.02	0.01
Balance, December 31, 2020	3,588,181	$0.02	$0.01
Exercisable, December 31, 2020	3,217,819	$0.02
Expected to vest, December 31, 2020	3,588,181	$0.02

Summary of the nonvested restricted shares activity

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2019	55,821,488	$0.18

Granted	55,462,455	$0.08
Vested	(18,549,945)	$0.19
Forfeited	(14,538,907)	$0.13

Outstanding as of December 31, 2020	78,195,091	$0.12

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses of the discontinued operations

	Years ended December 31,
	2018	2019	2020

Selling and marketing	$423	$524	$185
Research and development	1,035	1,118	990
General and administrative	18,708	6,938	14,145
Total share-based compensation expense	$20,166	$8,580	$15,320